Note 9 - Commitments and Contingencies	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
9.	Commitments and contingencies

Operating lease commitments

The Company has several operating leases, primarily for offices. Payments under operating leases are expensed on a straight- line basis over the periods of their respective leases, and the terms of the leases do not contain rent escalation, contingent rent, renewal, or purchase options.

Rental expenses incurred under operating leases for the
three
months ended
March
31,
2016
and
2017
amounted to
$21
and
$43,
respectively.

The following table summarizes the future minimum lease payments under the operating lease as of
March
31,
2017:

Year ending December 31, 2017	$143
Year ending December 31, 2018	64

Total	207

Royalty payment

As part of the consideration to the seller for acquiring the worldwide patent of Plinabulin excluding the PRC and Hong Kong, Wanchun Biotech was required to pay royalties on a quarterly basis equal to
20%
of gross proceeds from the sales of the product, commencing on the first
commercial sale of such product for
ten
years.

On
February
2,
2015,
the Company, Wanchun Biotech and Fortis Advisors LLC, in its capacity as an agent of the former stakeholders of the seller of the patent of Plinabulin transferred to Wanchun Biotech, entered into an agreement to terminate such royalty payment arrangements. The termination agreement would be effective upon the consummation of the Company’s IPO in the United States. If the IPO was consummated within three
years following the agreement date, the Company was required to issue and allot such number of ordinary shares representing
10%
of the Company’s fully-diluted equity capitalization immediately prior to the IPO to a single corporate entity designated by the seller in lieu of the royalty payment. In connection with the Company IPO on the NASDAQ Capital Market completed on
March
14,
2017,
the Company issued
2,112,963
ordinary shares to Nereus Trust, an entity designated by the seller, and the royalty payment arrangements were terminated. The cost of such patent acquired and expensed off as research and development expense was
$42,259,
which is determined based on the fair value of such ordinary shares of
$20
per share.